Segment information - Summary of Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings and loss information
Revenue	$ 1,026,685	$ 617,823
Production costs	445,183	334,839
Depreciation and amortization	246,651	153,118
Earnings (loss) from mine operations	334,851	129,866
Other significant items of income and expense
Reversal of impairment	0	(96,914)
Write-down of assets	38,660	6,298
Exploration and evaluation expenses	12,693	14,643
Income tax expense (recovery)	79,134	39,771
Capital expenditure information
Additions to property, plant and equipment during the period	200,474	181,103
Capitalized interest	0	3,848
Information about assets and liabilities
Property, plant and equipment	3,998,493	4,088,202	$ 3,988,476
Goodwill	92,591	92,591
Information about assets and liabilities	4,091,084	4,180,793
Debt, including current portion	501,132	479,732
Turkey
Earnings and loss information
Revenue	588,188	352,385
Production costs	201,895	137,080
Depreciation and amortization	111,403	63,949
Earnings (loss) from mine operations	274,890	151,356
Other significant items of income and expense
Reversal of impairment		(85,224)
Write-down of assets	209	105
Exploration and evaluation expenses	2,192	2,593
Income tax expense (recovery)	65,815	57,518
Capital expenditure information
Additions to property, plant and equipment during the period	88,894	62,887
Capitalized interest		0
Information about assets and liabilities
Property, plant and equipment	762,162	791,354
Goodwill	0	0
Information about assets and liabilities	762,162	791,354
Debt, including current portion	0	0
Canada
Earnings and loss information
Revenue	257,267	125,282
Production costs	78,309	50,733
Depreciation and amortization	83,968	47,659
Earnings (loss) from mine operations	94,990	26,890
Other significant items of income and expense
Reversal of impairment		0
Write-down of assets	0	0
Exploration and evaluation expenses	2,978	1,905
Income tax expense (recovery)	23,122	(2,727)
Capital expenditure information
Additions to property, plant and equipment during the period	59,832	75,328
Capitalized interest		3,848
Information about assets and liabilities
Property, plant and equipment	579,399	606,274
Goodwill	92,591	92,591
Information about assets and liabilities	671,990	698,865
Debt, including current portion	0	0
Greece
Earnings and loss information
Revenue	181,230	140,156
Production costs	164,979	147,026
Depreciation and amortization	51,280	41,510
Earnings (loss) from mine operations	(35,029)	(48,380)
Other significant items of income and expense
Reversal of impairment		0
Write-down of assets	40,030	6,177
Exploration and evaluation expenses	592	3,223
Income tax expense (recovery)	(8,763)	(14,305)
Capital expenditure information
Additions to property, plant and equipment during the period	42,638	39,349
Capitalized interest		0
Information about assets and liabilities
Property, plant and equipment	2,027,612	2,067,719
Goodwill	0	0
Information about assets and liabilities	2,027,612	2,067,719
Debt, including current portion	0	0
Romania
Earnings and loss information
Revenue	0	0
Production costs	0	0
Depreciation and amortization	0	0
Earnings (loss) from mine operations	0	0
Other significant items of income and expense
Reversal of impairment		0
Write-down of assets	(1,579)	16
Exploration and evaluation expenses	4,987	4,887
Income tax expense (recovery)	(6,081)	(1,110)
Capital expenditure information
Additions to property, plant and equipment during the period	6	24
Capitalized interest		0
Information about assets and liabilities
Property, plant and equipment	414,118	415,150
Goodwill	0	0
Information about assets and liabilities	414,118	415,150
Debt, including current portion	0	0
Brazil
Earnings and loss information
Revenue	0	0
Production costs	0	0
Depreciation and amortization	0	0
Earnings (loss) from mine operations	0	0
Other significant items of income and expense
Reversal of impairment		(11,690)
Write-down of assets	0	0
Exploration and evaluation expenses	199	381
Income tax expense (recovery)	5,041	249
Capital expenditure information
Additions to property, plant and equipment during the period	2,050	3,476
Capitalized interest		0
Information about assets and liabilities
Property, plant and equipment	205,432	204,419
Goodwill	0	0
Information about assets and liabilities	205,432	204,419
Debt, including current portion	0	0
Other
Earnings and loss information
Revenue	0	0
Production costs	0	0
Depreciation and amortization	0	0
Earnings (loss) from mine operations	0	0
Other significant items of income and expense
Reversal of impairment		0
Write-down of assets	0	0
Exploration and evaluation expenses	1,745	1,654
Income tax expense (recovery)	0	146
Capital expenditure information
Additions to property, plant and equipment during the period	7,054	39
Capitalized interest		0
Information about assets and liabilities
Property, plant and equipment	9,770	3,286
Goodwill	0	0
Information about assets and liabilities	9,770	3,286
Debt, including current portion	$ 501,132	$ 479,732